Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000097933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000097932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000112453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000112454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000158840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000097936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000097937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000112457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000112458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000158842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000097934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000097935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000112455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000112456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000158841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Without Sales Load [Member] | C000097933
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%	4.11%	5.18%
Without Sales Load [Member] | C000097932
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	3.83%	4.92%
Without Sales Load [Member] | C000112453
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%	3.75%	4.81%
Without Sales Load [Member] | C000112454
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%	3.49%	4.55%
Without Sales Load [Member] | C000158840
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%	3.68%	4.68%
Without Sales Load [Member] | C000097936
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	5.62%	6.39%
Without Sales Load [Member] | C000097937
Average Annual Return [Line Items]
Average Annual Return, Percent	11.65%	5.36%	6.13%
Without Sales Load [Member] | C000112457
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	5.24%	6.02%
Without Sales Load [Member] | C000112458
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%	5.01%	5.76%
Without Sales Load [Member] | C000158842
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	5.25%	5.93%
Without Sales Load [Member] | C000097934
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%	4.99%	5.97%
Without Sales Load [Member] | C000097935
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%	4.74%	5.72%
Without Sales Load [Member] | C000112455
Average Annual Return [Line Items]
Average Annual Return, Percent	10.23%	4.64%	5.62%
Without Sales Load [Member] | C000112456
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	4.38%	5.34%
Without Sales Load [Member] | C000158841
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%	4.54%	5.44%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%